Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
We have had no program, plan or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public
information. Annual grants of stock options to employees are typically approved by the Compensation Committee or our Chief Executive Officer pursuant to a delegation of authority from the Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine
grants, is generally tied to the event giving rise to the award, although non-executive
new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant (or if the grant date is not a trading day, then on the immediately preceding trading day). During 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
10-K,
10-Q,
or Form
8-K
that discloses material nonpublic information.

Award Timing Method	We have had no program, plan or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public
information. Annual grants of stock options to employees are typically approved by the Compensation Committee or our Chief Executive Officer pursuant to a delegation of authority from the Compensation Committee in the first quarter of each year as part of our annual compensation cycle.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false